Activity in Allowance for Loan Losses (Detail)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	$ 206,012	¥ 1,334,502	$ 180,123	¥ 1,166,800
Provisions	165,736	1,150,707	189,200	1,225,597
Reversal of allowance provided	(206,012)	(1,334,502)	(163,311)	(1,057,895)
Charge-offs	0	0	0	0
Ending balance	$ 165,736	¥ 1,150,707	$ 206,012	¥ 1,334,502